Decommissioning provision (Schedule of Decomissioning Provision) (Details) - Decommissioning Provision [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions, beginning of year	$ 3,791	$ 3,948
Acquisition of Pershing Gold	1,223
Decommissioning costs and change in estimates	2,541	(353)
Accretion on decommissioning provision	210	196
Provisions, end of year	$ 7,765	$ 3,791